Income Tax (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax - Tax Expense Attributable To Earnings Details 6
Income before income taxes	$ 398	$ (463)	$ 4
Income tax benefit/ (expense) on pretax income at statutory rate	(44)	55	(1)
Effect of different tax rates of subsidiary operating in other jurisdictions	28	8	128
Profit not subject to income tax	18	9	61
Expenses not deductible for income tax purposes	(56)	(163)	(167)
Increase / (decrease) in valuation allowance	32	(404)	337
Under provision of prior year	0	0	0
(Tax losses recognized) / utilization of tax losses	22	495	(358)
Total income tax expense	$ 0	$ 0	$ 0